Assets and liabilities related to contracts with customers - Schedule of Assets and Liabilities Related to Contracts with Customers (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current contract assets
Trade receivables	€ 576	€ 429
Provision for trade receivables	(70)	(80)
Trade receivables, net of provisions	506	349
Unbilled accrued revenue	175	139
Provision for unbilled accrued revenue	(23)	(4)
Unbilled accrued revenue, net of provisions	152	135
Deferred customer contract costs	8	2
Total	666	486
Non-current contract assets
Unbilled accrued revenue	133	137
Provision for unbilled accrued revenue	(42)	(30)
Unbilled accrued revenue, net of provisions	91	107
Deferred customer contract costs	19	1
Total	110	108
Current contract liabilities
Deferred income	303	225	€ 224
Non-current contract liabilities
Deferred income	€ 522	€ 338	€ 337